Revenues, Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Amounts included in the contract liability at the beginning of the period	SFr 351	SFr 1,551
Performance obligations satisfied in previous periods	SFr 2,206	SFr 0